Other Finance Income and Costs - Summary of Other Finance Income and Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other finance income
Other	¥ 35,939	¥ 138,416	¥ 240,791
Total	379,350	334,760	435,229
Other finance costs
Financial liabilities measured at amortized cost	(47,356)	(32,458)	(42,421)
Other	(77,757)	(11,539)	(5,116)
Total	(125,113)	(43,997)	(47,537)
Interest income [Member]
Other finance income
Financial assets measured at amortized cost	101,737	16,920	17,526
Financial assets measured at fair value through other comprehensive income	132,365	84,592	88,074
Dividend income [Member]
Other finance income
Financial assets measured at fair value through other comprehensive income	¥ 109,308	¥ 94,833	¥ 88,837